Deferred Liabilities, Commitments and Contingencies - Proportions of total Payable Copper (Details) - Mar. 20, 2023 - CIK0001853021 Metals Acquisition Corp [Member]	Total	t	T
Deferred Liabilities, Commitments and Contingencies
Threshold Quantity of Refined Copper delivered to the Purchaser		33,000	33,000
Redemptions Backstop Facility
Deferred Liabilities, Commitments and Contingencies
1st Anniversary of the Closing Date to 5th Anniversary	3.00%
5th Anniversary until 33,000 metric tonnes of Refined Copper delivered to the Purchaser (the "Threshold Quantity")	4.875%
Thereafter from the date that the Threshold Quantity has been met	2.25%
Redemptions Backstop Facility | Subsequent Event
Deferred Liabilities, Commitments and Contingencies
Closing to 1st Anniversary of the Closing Date	0.00%
1st Anniversary of the Closing Date to 5th Anniversary	3.00%
5th Anniversary until 33,000 metric tonnes of Refined Copper delivered to the Purchaser (the "Threshold Quantity")	4.875%
Thereafter from the date that the Threshold Quantity has been met	2.25%